Consolidated Statements of Changes in Shareholders' Equity		Common Stock [Member] Common Class A [Member] USD ($) shares	Common Stock [Member] Common Class A [Member] SGD ($) shares	Common Stock [Member] Common Class B [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] SGD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2022							$ 104,900		$ 1,044,690		$ (8,579)		$ 1,141,011
Balance, shares at Dec. 31, 2022 | shares	[1]	14,927,250	14,927,250	2,572,750	2,572,750
Net loss									(194,795)				(194,795)	[2]
Investment in subsidiary							4,900						4,900
Foreign currency translation											6,421		6,421
Dividends distribution									(306,010)				(306,010)
Balance at Dec. 31, 2023							109,800		543,885		(2,158)		651,527
Balance, shares at Dec. 31, 2023 | shares	[1]	14,927,250	14,927,250	2,572,750	2,572,750
Net loss									(1,012,826)				(1,012,826)
Foreign currency translation											(5,717)		(5,717)
Issuance of shares							1,241,740						1,241,740
Issuance of shares, shares | shares	[1]
Balance at Dec. 31, 2024							1,351,540		(468,941)		(7,875)		874,724
Balance, shares at Dec. 31, 2024 | shares	[1]	14,927,250	14,927,250	2,572,750	2,572,750
Net loss									(1,070,911)			$ (832,811)	(1,070,911)
Foreign currency translation											34,238		34,238
Issuance of shares			$ 753				11,221,804						11,222,557
Issuance of shares, shares | shares	[1]	2,932,500	2,932,500
Reorganization exercise			$ 3,834		661		(4,495)
Share-based compensation							55,270						55,270
Balance at Dec. 31, 2025		$ 3,567	$ 4,587	$ 514	$ 661	$ 9,817,341	$ 12,624,119	$ (1,197,490)	$ (1,539,852)	$ 20,502	$ 26,363	$ 8,644,434	$ 11,115,878
Balance, shares at Dec. 31, 2025 | shares	[1]	17,859,750	17,859,750	2,572,750	2,572,750

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 1.
[2]	Comparative amounts of S$326,747 was reclassified from general and administrative expenses to selling and distribution expenses for consistency. Since the amounts were reclassification within operating expenses, the reclassification did not have any effect on the net loss.